CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 04, 2017	Nov. 26, 2016	Aug. 27, 2016	May 28, 2016	Feb. 27, 2016	Nov. 28, 2015	Aug. 29, 2015	May 30, 2015	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ (21,142)	$ 15,010	$ 14,773	$ (4,588)	$ 65,617	$ 59,543	$ 21,469	$ 18,836	$ 4,053	$ 165,465	$ 2,109,173
Defined benefit pension plans:
Amortization of prior service cost, net transition obligation and net actuarial losses included in net periodic pension cost, net of $3,600, $(1,681), and $(6,042) tax expense (benefit)									5,464	(1,931)	(8,516)
Total other comprehensive income (loss)									5,464	(1,931)	(8,516)
Comprehensive income									$ 9,517	$ 163,534	$ 2,100,657